SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

June 30, 2022 (Unaudited)
Shares		Value
Common Stocks — 98.42%
Belgium — 4.72%
436,483	Anheuser-Busch InBev NV	$23,505,465

Denmark — 1.38%
65,228	Orsted A/S(a)	6,870,068

Finland — 2.06%
230,265	Neste Oyj	10,242,414

Germany — 2.81%
371,204	Deutsche Post AG	14,015,236

Hong Kong — 4.77%
2,174,024	AIA Group Ltd.	23,754,625

Ireland — 2.14%
111,375	Kerry Group Plc, Class A	10,651,021

Japan — 2.52%
151,698	MISUMI Group, Inc.	3,203,783
150,694	Nidec Corp.	9,338,037
		12,541,820
Netherlands — 0.97%
3,350	Adyen NV*,(a)	4,834,494

Norway — 4.28%
612,102	Equinor ASA	21,328,937

Taiwan — 3.47%
211,300	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,273,775

United Kingdom — 5.39%
69,361	Croda International Plc	5,482,433
186,178	InterContinental Hotels Group Plc	9,894,987
2,581,060	Legal & General Group Plc	7,545,922
291,080	St. James’s Place Plc	3,916,579
		26,839,921
United States — 62.55%
13,078	Alphabet, Inc., Class A*	28,500,362
120,600	Amazon.com, Inc.*	12,808,926
25,400	Amgen, Inc.	6,179,820
7,400	AutoZone, Inc.*	15,903,488

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
70,100	Blackstone, Inc.	$6,395,223
189,600	Charles Schwab Corp. (The)	11,978,928
460,900	CSX Corp.	13,393,754
38,200	Danaher Corp.	9,684,464
52,612	Estee Lauder Cos, Inc. (The), Class A	13,398,698
62,400	First Republic Bank	8,998,080
320,250	Fortive Corp.	17,415,195
197,800	Incyte Corp.*	15,026,866
20,700	MarketAxess Holdings, Inc.	5,299,407
105,700	Microsoft Corp.	27,146,931
59,200	NVIDIA Corp.	8,974,128
135,700	PepsiCo, Inc.	22,615,762
81,683	Roche Holding AG	27,306,615
18,900	SVB Financial Group*	7,465,311
156,800	T-Mobile US, Inc.*	21,095,872
62,100	UnitedHealth Group, Inc.	31,896,423
		311,484,253
Zambia — 1.36%
357,927	First Quantum Minerals Ltd.	6,790,380

Total Common Stocks		490,132,409
(Cost $574,831,111)
Investment Company — 1.45%
7,220,516	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	7,220,516
Total Investment Company		7,220,516
(Cost $7,220,516)
Total Investments		$497,352,925
(Cost $582,051,627) — 99.87%
Other assets in excess of liabilities — 0.13%		651,934
NET ASSETS — 100.00%		$498,004,859

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

June 30, 2022 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Health Care	18.09%
Financials	15.13%
Consumer Staples	14.09%
Information Technology	11.69%
Industrials	11.52%
Communication Services	9.96%
Consumer Discretionary	7.75%
Energy	6.34%
Materials	2.47%
Utilities	1.38%
Other*	1.58%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.